Share-Based Compensation (Summary of Stock Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended		72 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2015 shares
Number of Options
Granted			24,731,467
Exercised	(7,835)
Equity Option [Member]
Number of Options
Outstanding, beginning balance	2,004,465
Forfeited	0
Exercised	(91,756)
Outstanding, ending balance	1,912,709	2,004,465
Vested and expected to vest	1,912,709
Exercisable	1,912,709
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding | ¥ / shares	¥ 0.4	¥ 0.5
Vested and expected to vest | ¥ / shares	0.4
Exercisable | ¥ / shares	¥ 0.4
Weighted Average Remaining Contractual Term
Outstanding	2 years 8 months 12 days	3 years 8 months 12 days
Vested and expected to vest	2 years 8 months 12 days
Exercisable	2 years 8 months 12 days
Weighted Average Grant-Date Fair Value
Outstanding, beginning balance | $ / shares	¥ 2.17
Exercised | $ / shares	2.75
Vested and expected to vest | $ / shares	2.14
Outstanding, ending balance | $ / shares	¥ 2.14	¥ 2.17
Outstanding, Aggregate Intrinsic Value | ¥	¥ 55,641	¥ 148,848
Vested and expected to vest, Aggregate Intrinsic Value | ¥	55,641
Exercisable, Aggregate Intrinsic Value | ¥	¥ 55,641